                                            --------------------------
                                              Farm Bureau Mutual Funds

                                        FBL Series Fund, Inc.

                                                                        [LOGO]

                                          SEMI-ANNUAL REPORT
                                          JANUARY 31, 1996
                                          INVESTMENT MANAGER AND
                                          PRINCIPAL UNDERWRITER
                                          FBL INVESTMENT ADVISORY
                                          SERVICES, INC.
                                          5400 UNIVERSITY AVENUE
                                          WEST DES MOINES, IA 50266
                                          1-800-247-4170 (OUTSIDE IOWA)
                                          1-800- 422-3175 (IN IOWA)
                                                225-5586 (DES MOINES)

FARM BUREAU MUTUAL
FUNDS
5400 UNIVERSITY
AVENUE                               This report is not to be distributed
WEST DES MOINES,                     unless  preceded  or  accompanied  by
IOWA 50266            [LOGO]         a prospectus.

737-027(96)

                 (This page has been left blank intentionally.)

PRESIDENT'S LETTER

Dear Shareholder,

    Setting aside all the noise that has been generated by the "budget battle," markets have acquitted themselves admirably. The equity market, as measured by the S&P 500 continues to set new highs, delivering to investors 37% returns during 1995. As stocks saw nothing but blue skies, bonds also delivered very nice double-digit returns the past year. In the case of bonds, however, it is an economy performing below its potential that is the driving force. One of these markets is not telling the truth.

    It is a truism that at the end of every bull market move, the words "it's different this time" are heard to justify the lofty valuations prevailing at the moment. Nobody wants to give up a very good thing, and human emotions get involved in wishing that trees really could grow to the sky. Thus, rationalizations are invented and new era talk becomes common place.

    Measures citing overvaluation abound: historically low dividend yields, proliferation of mutual funds, historically high price-to-book value ratios, etc. For each of these factors, the bulls offer reasonable rationalizations: historically low payout ratios, individual ownership of equities still below the 1960s peak, massive write-downs of corporate assets distorting book value, etc. It is possible that this market has some life left in it. Nonetheless, all markets do reach logical end-points and periods of over-performance are punctuated by periods of under-performance.

    It has been said that it is currently a greater sin to be out of a rising market than to be fully invested in a falling one. This proposition is the classic problem of an unrestrained bull market. Just when does a market cross over the line of performing on sound underlying fundamentals to unrestrained greed? No definitive answer has been provided. What can be said with assurance is that the cross-over point will come, the air will go out of the values now prevailing, and the greater sin will become, why didn't I sell when I had the chance?

    This is not an argument to be out of the market, or to persuade that timing market movements is a profitable enterprise. It is an argument to be very sure that the stocks (or mutual funds) that make up your investment program really do represent good value. Make up your own mind and be wary of what the herd thinks or does. Be aware that some returns currently available come with very high risk factors. Do not be persuaded that human nature has been reformed. In other words, it is not different this time.

    For the actively managed FBL Series Fund, Inc. portfolios (those other than the passive Blue Chip Portfolio), we constantly assess the securities held to ensure that valuations are reasonable. In so doing, we seek to produce attractive risk-adjusted performance and create lasting value for our shareholders. Below are activity and strategy summaries for the various portfolios of FBL Series Fund, Inc.

    GROWTH COMMON STOCK: With the backdrop of a very favorable economic environment, investments in the U.S. equity market provided outstanding returns in 1995. Inflation was essentially unchanged in the fifth year of economic recovery, and productivity improved contrary to many economists' expectations. Also, corporate profits exceeded most estimates despite slower-than-expected economic growth and corporate after-tax profit margins reached a 25-year high of about 6%. All this coincided with a near 200-basis point drop in long-term interest rates. The stock market benefitted from a price-to-earnings (PE) expansion and an earnings explosion thanks to an increase in profit margins, recording a 1995 total return of approximately 37% in terms of the S&P 500.

    Risk in the market increased substantially and investor expectations were high. The Growth Common Stock Portfolio continued to look for companies and industries that were undervalued with the opportunity to appreciate favorably. The Portfolio utilized convertible securities to reduce risk and provide attractive income. In some cases, convertible positions were cut back and the focus was shifted to the underlying common stock where improving fundamentals were quite evident, aiding the Portfolio's performance. This was particularly true in the oil and gas drilling equities.

    Also, the Growth Common Stock Portfolio was able to benefit from merger activity as two of its holdings were bought out at premiums to the market price. In the case of American City Business Journals, the Portfolio doubled its money. By continuing to focus on undervalued securities, we expect further merger activity will add to the Portfolio's growth. We plan to maintain the Portfolio's good representation in the undervalued energy and banking sectors as the long-term picture for these industries looks attractive.

    HIGH GRADE BOND: U.S. Treasury yields decreased fairly dramatically the past six months. For example, the 2-year, 10-year and 30-year Treasury issues yielded 5.87%, 6.42% and 6.84%, respectively, at July 31, 1995, but at January 31, 1996, were 4.92%, 5.57% and 6.02%. In addition, corporate spreads remain near historically low levels, suggesting that investors are not being well compensated for taking on the credit and market risk inherent in corporate bonds.

    This Portfolio continues to hold a significant portion of its assets in high-coupon, callable bonds that offer attractive incremental yields relative to similar non-callable issues. Due to their call features, these types of corporate issues tend to go up in price less than non-callable issues when interest rates drop; and conversely, due to their incremental yield, tend to go down less than non-callable issues when interest rates rise. Because of this, Portfolio returns will tend to lag other, more aggressive funds in both up and down markets.

    HIGH YIELD BOND: During the past six months, the high yield bond market underperformed the high grade corporate bond market. The reasons for this underperformance were the naturally shorter duration of high yield bonds and a general increase in their yield spreads as investors became more concerned about a rise in actual default rates and the potential for an economic slowdown.

    During this period, the DLJ 100 High Yield Active Issues Index went from a 10.63% yield and a 436 basis-point spread to a 10.30% yield and a spread of 502 basis-points. In general, we view these spread levels as reasonable, and therefore, no major changes in the Portfolio are contemplated at this time.

    MANAGED: The Managed Portfolio continues to seek securities offering high income with a modest growth potential. This Portfolio uses a value philosophy, but concentrates on securities that produce an income stream twice that of the S&P 500. Currently, the S&P 500 is yielding a minuscule 2.3%. We achieve higher income by investing in a mixture of high dividend-paying stocks, preferreds, convertibles (debentures and preferreds) and corporate bonds. In the past year, much of the return was attributed to the high yielding financial and energy holdings. In 1996, the Portfolio will continue to seek out securities which provide income in the range of 4% - 9%, and reduce its holdings of income-only preferreds in favor of convertibles and common stock where a potential for greater growth exists.

    MONEY MARKET: During 1995, we watched the Fed funds rate seesaw from 5.50% to 6.00% and back again. Once the U.S. economy appeared to be slowing down after the increase in interest rates in January, 1995, the Federal Reserve Board reacted by lowering the Fed funds rate 25 basis points in July and again in January, 1996. Money market investors are certainly feeling the pain of lower interest rates and hopefully, this recent fine tuning will yield the desired results of the Fed.

    BLUE CHIP: True to its passive strategy, the performance of the Blue Chip Portfolio over the past year has reflected that of the large capitalization market sector which it represents. The Blue Chip Portfolio will, at all times, remain substantially invested in common stocks of large companies. This Portfolio is designed for those investors who prefer substantial exposure to common stocks at all times or who wish to make their own market value judgments.

                                           EDWARD M. WIEDERSTEIN
                                           PRESIDENT

February 14, 1996

FBL SERIES FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 1996
(UNAUDITED)

                                                                                 GROWTH        HIGH GRADE
                                                                              COMMON STOCK        BOND
                                                                                PORTFOLIO       PORTFOLIO
                                                                             ---------------  -------------
ASSETS
Investments in securities, at value (cost -- $72,960,647; $8,235,337;         $  80,577,733   $   8,540,181
  $6,159,551; $22,351,311; $2,292,136; and $6,983,703, respectively) (NOTE
  5).......................................................................
Cash.......................................................................         188,496          85,753
Receivables:
  Due from FBL Investment Advisory Services, Inc...........................
  Accrued dividends and interest...........................................         132,387         167,621
  Investment securities sold...............................................                           1,058
Prepaid expense and other assets...........................................           1,013             300
                                                                             ---------------  -------------
Total Assets...............................................................   $  80,899,629   $   8,794,913
                                                                             ---------------  -------------
                                                                             ---------------  -------------
LIABILITIES AND NET ASSETS
Liabilities:
  Accounts payable:
    FBL Investment Advisory Services, Inc. (NOTE 3)........................   $      21,154   $       5,345
  Accrued expenses.........................................................           1,106           3,484
                                                                             ---------------  -------------
Total Liabilities..........................................................          22,260           8,829
Net assets applicable to outstanding capital stock (NOTE 4)................      80,877,369       8,786,084
                                                                             ---------------  -------------
Total Liabilities and Net Assets...........................................   $  80,899,629   $   8,794,913
                                                                             ---------------  -------------
                                                                             ---------------  -------------
Shares issued and outstanding as of January 31, 1996.......................       5,700,499         848,222
NET ASSET VALUE PER SHARE..................................................   $       14.19   $       10.36
                                                                             ---------------  -------------
                                                                             ---------------  -------------

SEE ACCOMPANYING NOTES.

    HIGH
 YIELD BOND       MANAGED       MONEY MARKET     BLUE CHIP
  PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
-------------  --------------  --------------  --------------
$   6,107,415  $   24,193,418   $  2,292,136   $   11,734,878
      177,193         171,544         88,093          290,753
        7,667                          4,649
      168,965          85,371          2,029           17,255
          260             389            229              347
-------------  --------------  --------------  --------------
$   6,461,500  $   24,450,722   $  2,387,136   $   12,043,233
-------------  --------------  --------------  --------------
-------------  --------------  --------------  --------------
$       5,932  $       12,696   $      2,510   $        7,287
        3,618           3,009          3,404            2,771
-------------  --------------  --------------  --------------
        9,550          15,705          5,914           10,058
    6,451,950      24,435,017      2,381,222       12,033,175
-------------  --------------  --------------  --------------
$   6,461,500  $   24,450,722   $  2,387,136   $   12,043,233
-------------  --------------  --------------  --------------
-------------  --------------  --------------  --------------
      643,845       1,881,378      2,381,222          465,744
$       10.02  $        12.99  $        1.00   $        25.84
-------------  --------------  --------------  --------------
-------------  --------------  --------------  --------------

FBL SERIES FUND, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1996
(UNAUDITED)

                                                                            GROWTH           HIGH
                                                                         COMMON STOCK     GRADE BOND
                                                                           PORTFOLIO      PORTFOLIO
                                                                        ---------------  ------------
INVESTMENT INCOME
Dividends.............................................................   $   1,058,316
Interest..............................................................         374,925    $  348,672
                                                                        ---------------  ------------
Total Investment Income...............................................       1,433,241       348,672
EXPENSES
Paid to FBL Investment Advisory Services, Inc. (NOTE 3):
  Investment advisory and management fees.............................         192,086        17,103
  Transfer and dividend disbursing agent fees.........................          59,682        16,115
  Distribution fees...................................................         192,086        21,378
  Administrative service fees.........................................          96,043        10,689
  Accounting fees.....................................................          19,209         2,138
Custodian fees........................................................           8,430         4,137
Legal fees............................................................           2,576           285
Directors' fees and expenses..........................................           1,636           185
Reports to shareholders...............................................          32,372         3,618
Registration fees.....................................................           9,390         2,289
Miscellaneous.........................................................            (711)        1,542
                                                                        ---------------  ------------
Total Expenses........................................................         612,799        79,479
Expense Reimbursement (NOTE 3)........................................
                                                                        ---------------  ------------
Net Expenses..........................................................         612,799        79,479
                                                                        ---------------  ------------
Net Investment Income.................................................         820,442       269,193
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions.................       4,088,963        (5,364)
Change in unrealized appreciation/depreciation of investments.........       5,307,002        85,663
                                                                        ---------------  ------------
Net Gain on Investments...............................................       9,395,965        80,299
                                                                        ---------------  ------------
Net Increase in Net Assets Resulting from Operations..................   $  10,216,407    $  349,492
                                                                        ---------------  ------------
                                                                        ---------------  ------------

SEE ACCOMPANYING NOTES.

   HIGH
YIELD BOND      MANAGED      MONEY MARKET     BLUE CHIP
 PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
-----------  -------------  --------------  -------------
             $     296,792                  $     108,538
 $ 321,009         317,022    $   72,246           25,764
-----------  -------------  --------------  -------------
   321,009         613,814        72,246          134,302
    18,453          69,289         4,965           13,210
    17,726          32,951         6,809           19,826
    16,775          57,741         6,206           26,421
     8,388          28,870         3,103           13,210
     1,678           5,774           621            2,642
     4,695           5,785         3,284            5,513
       217             788            83              342
       145             492            54              218
     2,802           9,728         1,063            4,486
     2,145           3,725         1,781            2,519
     1,745             558         1,504              662
-----------  -------------  --------------  -------------
    74,769         215,701        29,473           89,049
    (7,667)                       (4,649)
-----------  -------------  --------------  -------------
    67,102         215,701        24,824           89,049
-----------  -------------  --------------  -------------
   253,907         398,113        47,422           45,253
    60,846         834,511
   (48,242)      1,368,230                      1,383,701
-----------  -------------  --------------  -------------
    12,604       2,202,741                      1,383,701
-----------  -------------  --------------  -------------
 $ 266,511   $   2,600,854    $   47,422    $   1,428,954
-----------  -------------  --------------  -------------
-----------  -------------  --------------  -------------

FBL SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       GROWTH
                                                                                    COMMON STOCK
                                                                                     PORTFOLIO
                                                                         ----------------------------------
                                                                          SIX MONTHS ENDED
                                                                          JANUARY 31, 1996     YEAR ENDED
                                                                            (UNAUDITED)      JULY 31, 1995
                                                                         ------------------  --------------
OPERATIONS
Net investment income..................................................   $        820,442   $    2,285,143
Net realized gain (loss) from investment transactions..................          4,088,963        2,239,764
Change in unrealized appreciation/depreciation of investments..........          5,307,002        1,538,922
                                                                         ------------------  --------------
Net Increase (Decrease) in Net Assets Resulting from Operations........         10,216,407        6,063,829
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 6)
Net investment income..................................................         (2,469,514)      (1,942,351)
Net realized gain from investment transactions.........................         (1,454,239)      (3,592,463)
Distributions in excess of net realized gain from investment transactions.........................................................
                                                                         ------------------  --------------
                                                                                (3,923,753)      (5,534,814)
CAPITAL SHARE TRANSACTIONS (NOTE 4)....................................          3,638,212        6,102,860
                                                                         ------------------  --------------
Total Increase (Decrease) in Net Assets................................          9,930,866        6,631,875
NET ASSETS
Beginning of period....................................................         70,946,503       64,314,628
                                                                         ------------------  --------------
End of period (including undistributed net investment income as set                          $   70,946,503
  forth below).........................................................   $     80,877,369
                                                                         ------------------  --------------
                                                                         ------------------  --------------
Undistributed Net Investment Income....................................   $              0   $    1,457,162
                                                                         ------------------  --------------
                                                                         ------------------  --------------

SEE ACCOMPANYING NOTES.

              HIGH                               HIGH
           GRADE BOND                         YIELD BOND
            PORTFOLIO                          PORTFOLIO
---------------------------------  ---------------------------------
 SIX MONTHS ENDED                   SIX MONTHS ENDED
 JANUARY 31, 1996    YEAR ENDED     JANUARY 31, 1996    YEAR ENDED
   (UNAUDITED)      JULY 31, 1995     (UNAUDITED)      JULY 31, 1995
------------------  -------------  ------------------  -------------
  $      269,193     $   495,667     $      253,907     $   499,603
          (5,364)        (33,881)            60,846          10,149
          85,663         170,813            (48,242)         87,294
------------------  -------------  ------------------  -------------
         349,492         632,599            266,511         597,046
        (269,193)       (495,667)          (253,907)       (499,603)
                                            (21,547)        (59,344)
                         (24,669)                            (7,192)
------------------  -------------  ------------------  -------------
        (269,193)       (520,336)          (275,454)       (566,139)
         360,756         636,952           (229,614)        234,188
------------------  -------------  ------------------  -------------
         441,055         749,215           (238,557)        265,095
       8,345,029       7,595,814          6,690,507       6,425,412
------------------  -------------  ------------------  -------------
  $    8,786,084     $ 8,345,029     $    6,451,950     $ 6,690,507
------------------  -------------  ------------------  -------------
------------------  -------------  ------------------  -------------
  $            0     $         0     $            0     $         0
------------------  -------------  ------------------  -------------
------------------  -------------  ------------------  -------------

FBL SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                      MANAGED
                                                                                     PORTFOLIO
                                                                         ----------------------------------
                                                                          SIX MONTHS ENDED
                                                                          JANUARY 31, 1996     YEAR ENDED
                                                                            (UNAUDITED)      JULY 31, 1995
                                                                         ------------------  --------------
OPERATIONS
Net investment income..................................................   $        398,112   $      961,614
Net realized gain from investment transactions.........................            834,512          176,989
Change in unrealized appreciation/depreciation of investments..........          1,368,230          671,828
                                                                         ------------------  --------------
Net Increase (Decrease) in Net Assets Resulting from Operations........          2,600,854        1,810,431
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 6)
Net investment income..................................................           (367,290)        (963,801)
Net realized gain from investment transactions.........................           (188,116)        (239,223)
Distributions in excess of net realized gain from investment                                       (161,255)
 transactions..........................................................
                                                                         ------------------  --------------
                                                                                  (555,406)      (1,364,279)
CAPITAL SHARE TRANSACTIONS (NOTE 4)....................................          1,284,743        1,558,373
                                                                         ------------------  --------------
Total Increase (Decrease) in Net Assets................................          3,330,191        2,004,525
NET ASSETS
Beginning of period....................................................         21,104,826       19,100,301
                                                                         ------------------  --------------
End of period (including undistributed net investment income as set                          $   21,104,826
 forth below)..........................................................   $     24,435,017
                                                                         ------------------  --------------
                                                                         ------------------  --------------
Undistributed Net Investment Income....................................   $         32,095   $        1,272
                                                                         ------------------  --------------
                                                                         ------------------  --------------

SEE ACCOMPANYING NOTES.

          MONEY MARKET                         BLUE CHIP
            PORTFOLIO                          PORTFOLIO
---------------------------------  ---------------------------------
 SIX MONTHS ENDED                   SIX MONTHS ENDED
 JANUARY 31, 1996    YEAR ENDED     JANUARY 31, 1996    YEAR ENDED
   (UNAUDITED)      JULY 31, 1995     (UNAUDITED)      JULY 31, 1995
------------------  -------------  ------------------  -------------
  $       47,422     $    87,948    $         45,253    $    72,767
                                                                 80
                                           1,383,701      1,636,574
------------------  -------------  ------------------  -------------
          47,422          87,948           1,428,954      1,709,421
         (47,422)        (87,948)            (87,280)       (53,615)
------------------  -------------  ------------------  -------------
         (47,422)        (87,948)            (87,280)       (53,615)
         (57,628)       (187,752)          1,034,230      1,256,850
------------------  -------------  ------------------  -------------
         (57,628)       (187,752)          2,375,904      2,912,656
       2,438,850       2,626,602           9,657,271      6,744,615
------------------  -------------  ------------------  -------------
  $    2,381,222     $ 2,438,850    $     12,033,175    $ 9,657,271
------------------  -------------  ------------------  -------------
------------------  -------------  ------------------  -------------
  $            0     $         0    $              0    $    41,475
------------------  -------------  ------------------  -------------
------------------  -------------  ------------------  -------------

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
GROWTH COMMON STOCK PORTFOLIO
JANUARY 31, 1996
(UNAUDITED)

                                                                     SHARES
                                                                      HELD         VALUE
                                                                   ----------   -----------
COMMON STOCKS (61.12%)
  CHEMICALS AND ALLIED PRODUCTS (3.40%)
  Crompton & Knowles Corp........................................     200,000   $ 2,750,000
  DEPOSITORY INSTITUTIONS (3.45%)
  CU Bancorp.....................................................     251,000     2,792,375
  ELECTRIC, GAS AND SANITARY SERVICES (8.46%)
  Citizens Utilities Co., Class B................................     301,168     3,726,954
  Montana Power Co...............................................     140,000     3,115,000
                                                                                -----------
                                                                                  6,841,954
  FURNITURE AND FIXTURES (4.51%)
  Ladd Furniture.................................................     260,550     3,647,700
  HOLDING AND OTHER INVESTMENT OFFICES (5.32%)
  General Growth Properties, Inc.................................     200,000     4,300,000
  INSURANCE CARRIERS (5.68%)
  EMC Insurance Group, Inc.......................................     353,100     4,590,300
  MISCELLANEOUS RETAIL (4.09%)
  Ferrellgas Partners, L.P.......................................     140,000     3,307,500
  NONDEPOSITORY INSTITUTIONS (0.39%)
  Berkshire Hathaway, Inc........................................         (101)     319,000
  OIL AND GAS EXTRACTION (15.09%)
  Apache Corp....................................................     140,000     3,762,500
  Global Marine, Inc.............................................     480,000(1)   4,140,000
  Noble Drilling Corp............................................     438,000     4,297,875
                                                                                -----------
                                                                                 12,200,375
  STONE, CLAY AND GLASS PRODUCTS (4.23%)
  Lafarge Corp...................................................     183,700     3,421,412
  TRANSPORTATION -- BY AIR (2.31%)
  Petroleum Helicopters, Inc. (Non-Voting).......................     127,500     1,705,313
  Petroleum Helicopters, Inc. (Voting)...........................      12,350       166,725
                                                                                -----------
                                                                                  1,872,038

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
GROWTH COMMON STOCK PORTFOLIO

                                                                     SHARES
                                                                      HELD         VALUE
                                                                   ----------   -----------
  WHOLESALE TRADE -- NONDURABLE GOODS (4.19%)
  Howell Corp....................................................     161,500   $ 2,301,375
  Super Valu Stores, Inc.........................................      35,000     1,085,000
                                                                                -----------
                                                                                  3,386,375
                                                                                -----------
Total Common Stocks..............................................                49,429,029
PREFERRED STOCKS (23.83%)
  DEPOSITORY INSTITUTIONS (9.78%)
  Community First Bankshares, Inc................................     100,000     3,200,000
  Conservative Savings Corp., Convertible........................     101,139     3,337,587
  Sterling Financial Corp........................................      45,300     1,370,325
                                                                                -----------
                                                                                  7,907,912
  GAS PRODUCTION AND DISTRIBUTION (1.18%)
  Western Gas Resources, Inc., Convertible.......................      30,000       952,500
  OIL AND GAS EXTRACTION (7.47%)
  Chieftain International, Inc., Convertible.....................      75,200     2,021,000
  Noble Drilling Corp., Convertible..............................       1,500        40,500
  Reading & Bates Corp., Convertible.............................      79,530     3,976,500
                                                                                -----------
                                                                                  6,038,000
  WATER TRANSPORTATION (4.51%)
  Sea Containers, Ltd., Convertible..............................      78,750     3,652,031
  WHOLESALE TRADE -- NONDURABLE GOODS (0.89%)
  Howell Corp....................................................      13,900       722,800
                                                                                -----------
Total Preferred Stocks...........................................                19,273,243

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
GROWTH COMMON STOCK PORTFOLIO

                                                                   PRINCIPAL
                                                                     AMOUNT        VALUE
                                                                   ----------   -----------
CORPORATE BOND (3.06%)
  HOLDING AND OTHER INVESTMENT OFFICES (3.06%)
  Centennial Bancorp, Convertible Sub. Deb., 7.00%, due
   5/01/04.......................................................  $2,073,000   $ 2,477,235
SHORT-TERM INVESTMENTS (11.62%)
  UNITED STATES GOVERNMENT AGENCIES (2.35%)
  Federal Home Loan Mortgage Corp., due 2/02/96..................   1,000,000       999,848
  Federal Home Loan Mortgage Corp., due 2/13/96..................     900,000       898,378
                                                                                -----------
                                                                                  1,898,226
  COMMERCIAL PAPER (9.27%)
  American General Finance Corp., 5.47%, due 2/21/96.............   3,100,000     3,100,000
  Ford Motor Credit Corp., 5.41%, due 2/28/96....................   1,600,000     1,600,000
  General Electric Capital Corp., 5.33%, due 3/06/96.............   1,300,000     1,300,000
  Norwest Financial, Inc., 5.49%, due 2/08/96....................   1,500,000     1,500,000
                                                                                -----------
                                                                                  7,500,000
                                                                                -----------
Total Short-Term Investments.....................................                 9,398,226
                                                                                -----------
Total Investments (99.63%).......................................                80,577,733
OTHER ASSETS LESS LIABILITIES (0.37%)
  Cash, receivables and prepaid expense, less liabilities........                   299,636
                                                                                -----------
Total Net Assets (100.00%).......................................               $80,877,369
                                                                                -----------
                                                                                -----------

(1) Non-income producing security.

SEE ACCOMPANYING NOTES.

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
JANUARY 31, 1996
(UNAUDITED)

                                                                        PRINCIPAL
                                                                         AMOUNT       VALUE
                                                                       -----------  ----------
CORPORATE BONDS (82.53%)
  APPAREL AND ACCESSORY STORES (4.22%)
  TJX Companies, Inc., 9.50%, due 5/01/16............................   $ 350,000   $  370,660
  COMMUNICATIONS (6.98%)
  Hawaiian Telephone Co., 8.00%, due 9/01/01.........................     250,000      255,808
  Pacific Telephone & Telegraph Co., 7.25%, due 2/01/08..............     350,000      357,091
                                                                                    ----------
                                                                                       612,899
  DEPOSITORY INSTITUTIONS (15.04%)
  Midland America Capital Corp., 12.75%, due 11/15/03................     175,000      206,708
  J.P. Morgan & Co., 7.25%, due 10/01/10.............................     350,000      365,879
  National Westminster Bancorp, Inc., 9.45%, due 5/01/01.............     125,000      145,155
  Norwest Corp., 9.25%, due 5/01/97..................................     100,000      104,826
  Third National Bank, 7.50%, due 11/15/02...........................     147,000      148,388
  UnionBancorp, Inc. (Defeased), 8.50%, due 4/01/96..................     350,000      350,896
                                                                                    ----------
                                                                                     1,321,852
  ELECTRIC, GAS AND SANITARY SERVICES (12.10%)
  MDU Resources Group, Inc., 9.125%, due 10/01/16....................     200,000      214,382
  National Rural Utilities Cooperative Finance Corp., 9.00%, due
   3/15/16...........................................................     305,000      313,970
  Texas Eastern Transmission, 10.00%, due 9/01/11....................     150,000      158,360
  Western Penn Power, 7.875%, due 12/01/04...........................     360,000      376,581
                                                                                    ----------
                                                                                     1,063,293
  ELECTRONIC & OTHER ELECTRIC EQUIPMENT (2.86%)
  Harris Corp., 7.75%, due 12/15/01..................................     250,000      251,455
  FOOD AND KINDRED PRODUCTS (8.35%)
  Anheuser-Busch Companies, Inc., 8.50%, due 3/01/17.................     350,000      365,915
  Sara Lee Corp., 8.75%, due 5/15/16.................................     350,000      368,277
                                                                                    ----------
                                                                                       734,192
  GENERAL MERCHANDISE STORES (3.59%)
  Dayton-Hudson Corporation, 9.25%, due 11/15/16.....................     300,000      315,885
  HOLDING AND OTHER INVESTMENT OFFICES (4.35%)
  Federal Realty Investment Trust, 8.875%, due 1/15/00...............     350,000      382,109

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
HIGH GRADE BOND PORTFOLIO

                                                                        PRINCIPAL
                                                                         AMOUNT       VALUE
                                                                       -----------  ----------
  INSURANCE CARRIERS (8.15%)
  Old Republic Int'l. Corp., 11.50%, due 6/01/15.....................   $ 150,000   $  159,134
  Old Republic Int'l. Corp., 10.00%, due 2/01/18.....................     200,000      212,326
  Torchmark Corporation, 8.625%, due 3/01/17.........................     225,000      236,194
  Torchmark Corporation, 9.625%, due 5/01/98.........................     100,000      108,274
                                                                                    ----------
                                                                                       715,928
  OIL AND GAS EXTRACTION (2.88%)
  Burlington Resources, Inc., 9.125%, due 10/01/21...................     200,000      252,978
  PETROLEUM AND COAL PRODUCTS (0.93%)
  Pennzoil Co., 9.00%, due 4/01/17...................................      77,000       81,374
  PRINTING AND PUBLISHING (3.55%)
  Valassis Communications, Inc., 9.55%, due 12/01/03.................     300,000      311,517
  RAILROAD TRANSPORTATION (4.19%)
  Union Pacific Corp., 8.50%, due 1/15/17............................     350,000      367,843
  SECURITY AND COMMODITY BROKERS (2.45%)
  Lehman Brothers Holdings, Inc., 8.875%, due 11/01/98...............     200,000      215,066
  TRANSPORTATION EQUIPMENT (2.89%)
  Ford Motor Credit Co., 9.50%, due 9/15/11..........................     200,000      253,656
                                                                                    ----------
Total Corporate Bonds................................................                7,250,707
MORTGAGE-BACKED SECURITIES (10.13%)
  FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (0.97%)
  Pool # 503442, 9.50%, due 7/01/05..................................      80,605       85,139
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (9.16%)
  Pool # 144332, 9.00%, due 7/15/16..................................      45,620       49,055
  Pool # 307097, 9.00%, due 7/15/21..................................      81,373       86,940
  Pool # 236070, 10.00%, due 10/15/12................................     621,815      668,830
                                                                                    ----------
                                                                                       804,825
                                                                                    ----------
Total Mortgage-Backed Securities.....................................                  889,964
SHORT-TERM INVESTMENTS (4.54%)
  UNITED STATES GOVERNMENT AGENCY (1.70%)
  Federal Home Loan Mortgage Assoc., due 2/23/96.....................     150,000      149,510

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
HIGH GRADE BOND PORTFOLIO

                                                                        PRINCIPAL
                                                                         AMOUNT       VALUE
                                                                       -----------  ----------
  COMMERCIAL PAPER (2.84%)
  Ford Motor Credit Corp., 5.45%, due 2/15/96........................   $ 250,000   $  250,000
                                                                                    ----------
Total Short-Term Investments.........................................                  399,510
                                                                                    ----------
Total Investments (97.20%)...........................................                8,540,181
OTHER ASSETS LESS LIABILITIES (2.80%)
  Cash, receivables and prepaid expense, less liabilities............                  245,903
                                                                                    ----------
Total Net Assets (100.00%)...........................................               $8,786,084
                                                                                    ----------
                                                                                    ----------

SEE ACCOMPANYING NOTES.

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO
JANUARY 31, 1996
(UNAUDITED)

                                                                        PRINCIPAL
                                                                         AMOUNT       VALUE
                                                                       -----------  ----------
CORPORATE BONDS (90.79%)
  AGRICULTURAL PRODUCTION -- CROPS (2.45%)
  Chiquita Brands International, Inc., 11.50%, due 6/01/01...........   $ 150,000   $  157,875
  APPAREL AND ACCESSORY STORES (5.42%)
  Genesco, Inc., 10.375%, due 2/01/03................................     150,000      138,000
  TJX Companies, Inc., 9.50%, due 5/01/16............................     200,000      211,806
                                                                                    ----------
                                                                                       349,806
  APPAREL AND OTHER TEXTILE PRODUCTS (7.01%)
  Dan River, Inc., 10.125%, due 12/15/03.............................     280,000      257,600
  Fieldcrest Cannon, Inc., 11.25%, due 6/15/04.......................     200,000      195,000
                                                                                    ----------
                                                                                       452,600
  AUTO REPAIR, SERVICES AND PARKING (1.85%)
  Envirotest Systems Corp., 9.625%, due 4/01/03......................     150,000      119,250
  BUSINESS SERVICES (3.62%)
  Borg-Warner Corp., 9.125%, due 5/01/03.............................     250,000      233,750
  COMMUNICATIONS (4.15%)
  Panamsat, L.P., 9.75%, due 8/01/00.................................     250,000      267,500
  ELECTRIC, GAS AND SANITARY SERVICES (6.13%)
  Montana Power Co., 7.50%, due 1/01/98..............................     140,000      140,843
  Public Service Company of New Mexico, 5.875%, due 5/01/97..........     150,000      148,935
  Texas Eastern Transmission Corp., 10.00%, due 10/01/11.............     100,000      105,573
                                                                                    ----------
                                                                                       395,351
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (3.52%)
  Amphenol Corp., 12.75%, due 12/15/02...............................     200,000      227,000
  FABRICATED METAL PRODUCTS (2.97%)
  Jorgensen (Earle M.) Co., 10.75%, due 3/01/00......................     200,000      191,500
  FOOD STORES (5.42%)
  P&C Food Markets, Inc., 11.50%, due 10/15/01.......................     150,000      151,500
  Penn Traffic Co., 10.25%, due 2/15/02..............................     200,000      198,500
                                                                                    ----------
                                                                                       350,000
  GENERAL MERCHANDISE STORES (5.07%)
  Federated Department Stores, Inc., 10.00%, due 2/15/01.............     300,000      327,000
  INSURANCE CARRIERS (4.88%)
  Torchmark Corp., 8.625%, due 3/01/17...............................     300,000      314,925

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
HIGH YIELD BOND PORTFOLIO

                                                                        PRINCIPAL
                                                                         AMOUNT       VALUE
                                                                       -----------  ----------
  LUMBER AND WOOD PRODUCTS (6.16%)
  Georgia-Pacific Corp., 9.25%, due 3/15/16..........................   $ 150,000   $  157,998
  Pacific Lumber Co., 10.50%, due 3/01/03............................     250,000      239,688
                                                                                    ----------
                                                                                       397,686
  MISCELLANEOUS RETAIL (4.90%)
  Eckerd Corp., 9.25%, due 2/15/04...................................     295,000      316,387
  PAPER AND ALLIED PRODUCTS (3.86%)
  Container Corp. of America, 9.75%, due 4/01/03.....................     250,000      248,750
  PETROLEUM AND COAL PRODUCTS (2.85%)
  Clark Oil & Refining Corp., 10.50%, due 12/01/01...................     175,000      183,750
  RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (4.14%)
  Foamex, L.P., 9.50%, due 6/01/00...................................     182,000      173,810
  Plastic Specialties & Technologies, Inc., 11.25%, due 12/01/03.....     100,000       93,250
                                                                                    ----------
                                                                                       267,060
  STONE, CLAY AND GLASS PRODUCTS (7.70%)
  Owens-Illinois, Inc., 11.00%, due 12/01/03.........................     200,000      227,500
  USG Corp., 9.25%, due 9/15/01......................................     250,000      269,375
                                                                                    ----------
                                                                                       496,875
  TEXTILE MILL PRODUCTS (0.68%)
  Bibb Co. (The), 14.00%, due 10/01/99...............................     125,000(1)     43,750
  TRANSPORTATION EQUIPMENT (3.44%)
  Preston Corp., 7.00%, due 5/01/11..................................     306,000      221,850
  WATER TRANSPORTATION (4.57%)
  Moran Transport Co., 11.75%, due 7/15/94...........................     300,000      294,750
                                                                                    ----------
Total Corporate Bonds................................................                5,857,415
SHORT-TERM INVESTMENT (3.87%)
  COMMERCIAL PAPER
  General Electric Capital Corp., 5.40%., due 2/15/96................     250,000      250,000
                                                                                    ----------
Total Investments (94.66%)...........................................                6,107,415
OTHER ASSETS LESS LIABILITIES (5.34%)
  Cash, receivables and prepaid expense, less liabilities............                  344,535
                                                                                    ----------
Total Net Assets (100.00%)...........................................               $6,451,950
                                                                                    ----------
                                                                                    ----------

(1) Company has been in default since the April 1, 1995 interest payment.

SEE ACCOMPANYING NOTES.

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
JANUARY 31, 1996
(UNAUDITED)

                                                                    SHARES
                                                                     HELD        VALUE
                                                                  ----------  -----------
COMMON STOCKS (23.17%)
  ELECTRIC, GAS AND SANITARY SERVICES (8.52%)
  Montana Power Co..............................................      49,600  $ 1,103,600
  Peoples Energy Corp...........................................      30,000      978,750
                                                                              -----------
                                                                                2,082,350
  HOLDING AND OTHER INVESTMENT OFFICES (5.19%)
  General Growth Properties, Inc................................      59,000    1,268,500
  INSURANCE CARRIERS (5.59%)
  EMC Insurance Group, Inc......................................     105,000    1,365,000
  MISCELLANEOUS RETAIL (3.87%)
  Ferrellgas Partners, L.P......................................      40,000      945,000
                                                                              -----------
Total Common Stocks.............................................                5,660,850
PREFERRED STOCKS (32.15%)
  DEPOSITORY INSTITUTIONS (9.74%)
  Community First Bankshares, Inc...............................      33,000    1,056,000
  Conservative Savings Corp., Convertible.......................      34,170    1,127,610
  Sterling Financial Corp.......................................       6,450      195,112
                                                                              -----------
                                                                                2,378,722
  GAS PRODUCTION AND DISTRIBUTION (3.09%)
  Western Gas Resources, Inc....................................       1,000       25,125
  Western Gas Resources, Inc., Convertible......................      23,000      730,250
                                                                              -----------
                                                                                  755,375
  OIL AND GAS EXTRACTION (10.75%)
  ICO, Inc., Convertible........................................      10,000      209,375
  Noble Drilling Corp., Convertible.............................      36,000      972,000
  Reading & Bates Corp., Convertible............................      28,900    1,445,000
                                                                              -----------
                                                                                2,626,375
  WATER TRANSPORTATION (4.36%)
  Sea-Containers, Ltd., Convertible.............................      23,000    1,066,625
  WHOLESALE TRADE -- NONDURABLE GOODS (4.21%)
  Howell Corp...................................................      19,800    1,029,600
                                                                              -----------
Total Preferred Stocks..........................................                7,856,697

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
MANAGED PORTFOLIO

                                                                  PRINCIPAL
                                                                    AMOUNT       VALUE
                                                                  ----------  -----------
CORPORATE BONDS (9.83%)
  COMMUNICATIONS (0.44%)
  Hawaiian Telephone Co., 8.00%, due 9/01/01....................  $  105,000  $   107,439
  DEPOSITORY INSTITUTIONS (1.57%)
  Columbia Banking System, Convertible Sub. Deb., 7.85%, due
   6/30/02......................................................     170,000      208,250
  National Westminster Bancorp, Inc., 9.45%, due 5/01/01........     150,000      174,186
                                                                              -----------
                                                                                  382,436
  ELECTRIC, GAS AND SANITARY SERVICES (0.63%)
  National Co-op Services Corp. (Arkansas Electric), 9.48%, due
   1/01/12......................................................     142,000      153,437
  FOOD AND KINDRED PRODUCTS (1.72%)
  Anheuser-Busch Companies, Inc., 8.50%, due 3/01/17............     200,000      209,094
  Sara Lee Corp., 8.75%, due 5/15/16............................     200,000      210,444
                                                                              -----------
                                                                                  419,538
  HOLDING AND OTHER INVESTMENT OFFICES (2.97%)
  Centennial Bancorp, Convertible Sub. Deb., 7.00%, due
   5/01/04......................................................     608,000      726,560
  INSURANCE CARRIERS (1.07%)
  Torchmark Corp., 8.625%, due 3/01/17..........................     250,000      262,437
  PETROLEUM AND COAL PRODUCTS (0.57%)
  Pennzoil Co., 9.00%, due 4/01/17..............................     133,000      140,556
  RAILROAD TRANSPORTATION (0.86%)
  Union Pacific Corp., Sinking Fund Deb., 8.50%, due 1/15/17....     200,000      210,196
                                                                              -----------
Total Corporate Bonds...........................................                2,402,599

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
MANAGED PORTFOLIO

                                                                  PRINCIPAL
                                                                    AMOUNT       VALUE
                                                                  ----------  -----------
SHORT-TERM INVESTMENTS (33.86%)
  COMMERCIAL PAPER (4.09%)
  Ford Motor Credit Corp., 5.49%, due 2/21/96...................  $1,000,000  $ 1,000,000
  UNITED STATES GOVERNMENT AGENCIES (29.77%)
  Federal Farm Credit Bank, due 3/01/96.........................   2,000,000    1,991,335
  Federal Home Loan Bank, due 2/16/96...........................     500,000      498,841
  Federal Home Loan Mortgage Corp., due 2/05/96.................     900,000      899,441
  Federal Home Loan Mortgage Corp., due 2/26/96.................   1,000,000      996,267
  Federal National Mortgage Assoc., due 2/12/96.................   1,500,000    1,497,522
  Federal National Mortgage Assoc., due 3/22/96.................   1,400,000    1,389,866
                                                                              -----------
                                                                                7,273,272
                                                                              -----------
Total Short-Term Investments....................................                8,273,272
                                                                              -----------
Total Investments (99.01%)......................................               24,193,418
OTHER ASSETS LESS LIABILITIES (0.99%)
  Cash, receivables and prepaid expense, less liabilities.......                  241,599
                                                                              -----------
Total Net Assets (100.00%)......................................              $24,435,017
                                                                              -----------
                                                                              -----------

SEE ACCOMPANYING NOTES.

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
JANUARY 31, 1996
(UNAUDITED)

                                                         ANNUALIZED
                                                          YIELD ON
                                                          PURCHASE      PRINCIPAL
                                                            DATE         AMOUNT       VALUE
                                                        -------------  -----------  ----------
SHORT-TERM INVESTMENTS (96.26%)
  COMMERCIAL PAPER (14.49%)
    NONDEPOSITORY INSTITUTIONS
    American General Finance Corp., due 2/29/96.......       5.508%     $ 120,000   $  120,000
    Deere (John) Capital Corp., due 3/06/96...........       5.327        100,000      100,000
    General Electric Capital Corp., due 2/22/96.......       5.547        125,000      125,000
                                                                                    ----------
  Total Commercial Paper..............................                                 345,000
  UNITED STATES GOVERNMENT AGENCIES (81.77%)
    Federal Home Loan Bank, due 2/13/96...............       5.534        150,000      149,728
    Federal Home Loan Mortgage Corp., due 2/05/96.....       5.674        500,000      499,689
    Federal National Mortgage Assoc., due 2/09/96.....       5.622        500,000      499,385
    Federal National Mortgage Assoc., due 2/13/96.....       5.475        450,000      449,191
    Federal National Mortgage Assoc., due 2/14/96.....       5.482        200,000      199,610
    Federal National Mortgage Assoc., due 2/22/96.....       5.426        150,000      149,533
                                                                                    ----------
  Total United States Government Agencies.............                               1,947,136
                                                                                    ----------
Total Investments (96.26%)............................                               2,292,136
OTHER ASSETS LESS LIABILITIES (3.74%)
  Cash, receivables and prepaid expense, less
   liabilities........................................                                  89,086
                                                                                    ----------
Total Net Assets (100.00%)............................                              $2,381,222
                                                                                    ----------
                                                                                    ----------

SEE ACCOMPANYING NOTES.

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
JANUARY 31, 1996
(UNAUDITED)

                                                                      SHARES
                                                                       HELD          VALUE
                                                                    -----------   -----------
COMMON STOCKS (91.29%)
  CHEMICALS AND ALLIED PRODUCTS (17.77%)
  Bristol-Myers Squibb Co.........................................     2,507      $   221,870
  DuPont (EI) de Nemours & Co.....................................     3,420          262,913
  Eastman Chemical Co.............................................     1,813          119,885
  Johnson & Johnson...............................................     3,797          364,512
  Merck & Co., Inc................................................     4,732          332,423
  Praxair, Inc....................................................     7,901          268,634
  Procter & Gamble Co.............................................     3,186          267,226
  Union Carbide Corp..............................................     7,148          301,109
                                                                                  -----------
                                                                                    2,138,572
  COMMUNICATIONS (6.54%)
  American Telephone & Telegraph Co...............................     3,693          246,969
  Bell Atlantic Corp..............................................     3,222          221,915
  Capital Cities/ABC, Inc.........................................     2,476          318,476
                                                                                  -----------
                                                                                      787,360
  DEPOSITORY INSTITUTIONS (1.84%)
  Morgan JP & Co., Inc............................................     2,719          220,919
  EATING AND DRINKING PLACES (3.01%)
  McDonald's Corp.................................................     7,204          362,001
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (2.41%)
  General Electric Co.............................................     3,782          290,268
  FOOD AND KINDRED PRODUCTS (7.88%)
  Coca-Cola Co. (The).............................................     5,107          384,940
  PepsiCo, Inc....................................................     4,995          297,827
  Philip Morris Companies, Inc....................................     2,851          265,143
                                                                                  -----------
                                                                                      947,910
  GENERAL MERCHANDISE STORES (3.40%)
  Sears, Roebuck & Co.............................................     4,108          170,482
  Wal-Mart Stores, Inc............................................     8,084          164,711
  Woolworth (F.W.) Co. Ltd........................................     6,592(1)        74,160
                                                                                  -----------
                                                                                      409,353

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
BLUE CHIP PORTFOLIO

                                                                      SHARES
                                                                       HELD          VALUE
                                                                    -----------   -----------
  INDUSTRIAL MACHINERY AND EQUIPMENT (4.32%)
  Caterpillar, Inc................................................     5,046      $   324,836
  International Business Machines Corp............................     1,798          195,532
                                                                                  -----------
                                                                                      520,368
  INSTRUMENTS AND RELATED PRODUCTS (2.17%)
  Eastman Kodak Co................................................     3,554          260,775
  INSURANCE CARRIERS (4.37%)
  Allstate Corp...................................................     3,807          166,080
  American International Group, Inc...............................     3,718          360,181
                                                                                  -----------
                                                                                      526,261
  MOTION PICTURES (2.37%)
  Disney (Walt) Co................................................     4,435          284,949
  NONDEPOSITORY INSTITUTIONS (1.14%)
  Dean Witter, Discover & Co......................................     2,524          136,612
  PAPER AND ALLIED PRODUCTS (3.53%)
  International Paper Co..........................................     5,222          213,449
  Minnesota Mining & Manufacturing Co.............................     3,282          211,689
                                                                                  -----------
                                                                                      425,138
  PETROLEUM AND COAL PRODUCTS (10.04%)
  Amoco Corp......................................................     2,855          200,921
  Chevron Corp....................................................     3,949          204,854
  Exxon Corp......................................................     2,836          227,589
  Mobil Corp......................................................     2,208          244,536
  Texaco, Inc.....................................................     2,550          206,231
  USX Corp. -- Marathon Group.....................................     6,631          124,331
                                                                                  -----------
                                                                                    1,208,462
  PRIMARY METAL INDUSTRIES (3.23%)
  Aluminum Company of America.....................................     4,377          242,924
  Bethlehem Steel Corp............................................     9,623(1)       145,548
                                                                                  -----------
                                                                                      388,472
  RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (3.09%)
  Goodyear Tire & Rubber Co.......................................     7,756          371,319
  SECURITY AND COMMODITY BROKERS (2.62%)
  American Express Co.............................................     5,173          237,958
  Lehman Brothers Holding, Inc....................................     3,003           76,952
                                                                                  -----------
                                                                                      314,910

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
BLUE CHIP PORTFOLIO

                                                                      SHARES
                                                                       HELD          VALUE
                                                                    -----------   -----------
  TRANSPORTATION EQUIPMENT (10.23%)
  Allied-Signal, Inc..............................................     6,940      $   346,132
  Boeing Co. (The)................................................     3,056          237,222
  Ford Motor Co...................................................     6,753          200,058
  General Motors Corp.............................................     3,386          178,188
  United Technologies Corp........................................     2,626          269,493
                                                                                  -----------
                                                                                    1,231,093
  WHOLESALE TRADE -- DURABLE GOODS (1.33%)
  Westinghouse Electric Co........................................     7,673          160,174
                                                                                  -----------
Total Common Stocks...............................................                 10,984,916

                                                                     PRINCIPAL
                                                                      AMOUNT
                                                                    -----------
SHORT-TERM INVESTMENTS (6.23%)
  UNITED STATES GOVERNMENT AGENCY (2.08%)
  Federal Farm Credit Bank, due 2/02/96...........................   250,000          249,962
  COMMERCIAL PAPER (4.15%)
  Ford Motor Credit Corp., 5.48%, due 2/15/96.....................   500,000          500,000
                                                                                  -----------
Total Short-Term Investments......................................                    749,962
                                                                                  -----------
Total Investments (97.52%)........................................                 11,734,878
OTHER ASSETS LESS LIABILITIES (2.48%)
  Cash, receivables and prepaid expense, less liabilities.........                    298,297
                                                                                  -----------
Total Net Assets (100.00%)........................................                $12,033,175
                                                                                  -----------
                                                                                  -----------

(1)
    Non-income producing security.

SEE ACCOMPANYING NOTES.

FBL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1996
(UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES
    FBL  Series  Fund,  Inc. (the  "Fund")  is registered  under  the Investment
Company Act of 1940, as amended, as an open-end, diversified management investment company and operates in the mutual fund industry. The Fund consists of six portfolios (known as the Growth Common Stock, High Grade Bond, High Yield Bond, Managed, Money Market and Blue Chip Portfolios).

    All portfolios, other than the Money Market Portfolio, value their common stocks, corporate bonds, United States Treasury obligations and mortgage-backed securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Short-term investments
(including repurchase agreements) are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market.

    The Money Market Portfolio values investments at amortized cost, which approximates market. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

    The value of the underlying securities serving to collateralize repurchase agreements is marked to market daily. Should the value of the underlying securities decline, the seller would be required to provide the applicable portfolio with additional securities so that the aggregate value of the underlying securities was at least equal to the repurchase price. If a seller of a repurchase agreement were to default, the affected portfolio might experience losses in enforcing its rights. To minimize this risk, the investment adviser (under the supervision of the Board of Directors) will monitor the creditworthiness of the seller of the repurchase agreement and must find such creditworthiness satisfactory before a portfolio may enter into the repurchase agreement.

    The Fund records investment transactions generally one day after the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

    Dividends and distributions to shareholders are recorded on the record date.

2. FEDERAL INCOME TAXES
    No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

FBL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. FEDERAL INCOME TAXES (CONTINUED)
    At July 31, 1995, the High Grade Bond, High Yield Bond, Managed and Blue Chip Portfolios had net capital loss carryforwards of approximately $39,000, $7,000, $161,000 and $4,000, respectively, which will expire in 1999 and 2003.

3. MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES
    The Fund has entered into agreements with FBL Investment Advisory Services, Inc. ("FBL Investment") relating to the management of the portfolios and the investment of their assets. Pursuant to these agreements, fees paid to FBL Investment are as follows: (1) annual investment advisory and management fees, which are based on each portfolio's daily net assets as follows: Growth Common Stock Portfolio -- 0.50%; High Grade Bond Portfolio -- 0.40%; High Yield Bond Portfolio -- 0.55%; Managed Portfolio -- 0.60%; Money Market Portfolio -- 0.40% and Blue Chip Portfolio -- 0.25%; (2) distribution fees, which are computed at an annual rate of 0.50% of each portfolio's average daily net asset value and, in part, are subsequently remitted by FBL Investment to retail dealers including FBL Marketing Services, Inc. ("FBL Marketing"), an affiliate who serves as principal dealer; (3) administrative service fees, which are computed at an annual rate of 0.25% of each portfolio's average daily net asset value; (4) shareholder service, transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by the investment adviser, plus an annual per account charge ranging from $7.00 to $9.00; and (5) accounting fees, which are based on each portfolio's daily net assets at an annual rate of 0.05%, with a maximum per portfolio annual expense of $30,000.

    FBL Investment has agreed to reimburse the portfolios annually for total expenses (excluding brokerage, interest, taxes, the distribution fee and extraordinary expenses) in excess of 1.50% of each portfolio's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the portfolio for such period.

    Certain officers and directors of the Fund are also officers of Farm Bureau Life Insurance Company, FBL Investment, FBL Marketing and other affiliated entities. At January 31, 1996, Farm Bureau Life Insurance Company, the indirect parent of FBL Investment and FBL Marketing, owned shares of the Fund's portfolios as follows:

PORTFOLIO                                                   SHARES
---------------------------------------------------------  ---------
High Yield Bond..........................................     75,129
Money Market.............................................  1,910,602

    FBL Investment also owned 69,178 shares of the Growth Common Stock Portfolio at January 31, 1996.

FBL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. CAPITAL SHARE TRANSACTIONS
    Net assets as of January 31, 1996 consisted of:

                                                                                PORTFOLIO
                                                -------------------------------------------------------------------------
                                                  GROWTH                    HIGH
                                                  COMMON     HIGH GRADE    YIELD                    MONEY        BLUE
                                                   STOCK        BOND        BOND       MANAGED      MARKET       CHIP
                                                -----------  ----------  ----------  -----------  ----------  -----------
Capital Stock (5,000,000,000 shares of $.001
 par value Capital Stock authorized)..........  $     5,700  $      848  $      644  $     1,882  $    2,381  $       466
Additional paid-in capital....................   70,623,329   8,524,504   6,471,334   22,073,793   2,378,841    7,286,470
Accumulated undistributed net
 investment income............................     (191,909)                              32,094                     (552)
Accumulated undistributed net realized gain
 (loss) from investment transactions..........    2,823,163     (44,112)     32,107      485,141                   (4,384)
Net unrealized appreciation (depreciation) of
 investments..................................    7,617,086     304,844     (52,135)   1,842,107                4,751,175
                                                -----------  ----------  ----------  -----------  ----------  -----------
Net Assets....................................  $80,877,369  $8,786,084  $6,451,950  $24,435,017  $2,381,222  $12,033,175
                                                -----------  ----------  ----------  -----------  ----------  -----------
                                                -----------  ----------  ----------  -----------  ----------  -----------

    Transactions in Capital Stock for each portfolio were as follows:

                                                         SHARES ISSUED IN
                                                          REINVESTMENT OF
                                                           DIVIDENDS AND                                  NET INCREASE
                                    SHARES SOLD            DISTRIBUTIONS         SHARES REDEEMED           (DECREASE)
                               ----------------------  ---------------------  ---------------------  ----------------------
PORTFOLIO                       SHARES      AMOUNT      SHARES      AMOUNT     SHARES      AMOUNT     SHARES      AMOUNT
-----------------------------  ---------  -----------  ---------  ----------  ---------  ----------  ---------  -----------
Six Months Ended January 31,
  1995:
Growth Common Stock..........    252,256  $ 3,516,139    272,420  $3,830,226    266,123  $3,708,153    258,553  $ 3,638,212
High Grade Bond..............     52,618      543,385     20,305     209,666     38,013     392,295     34,910      360,756
High Yield Bond..............     46,434      463,425     18,337     182,755     87,661     875,794    (22,890)    (229,614)
Managed......................    130,893    1,665,570     39,175     498,704     69,182     879,531    100,886    1,284,743
Money Market.................    183,344      183,344     10,348      10,348    251,320     251,320    (57,628)     (57,628)
Blue Chip....................     60,945    1,461,885      3,471      85,480     21,269     513,135     43,147    1,034,230

Year Ended July 31, 1995:
Growth Common Stock..........    456,086  $ 5,716,180    465,616  $5,401,147    399,968  $5,014,467    521,734  $ 6,102,860
High Grade Bond..............     97,267      947,943     37,987     400,616     71,483     711,607     63,771      636,952
High Yield Bond..............     85,943      872,956     35,880     351,724     97,585     990,492     24,238      234,188
Managed......................    206,561    2,362,969    107,958   1,216,938    178,193   2,021,534    136,326    1,558,373
Money Market.................    194,697      194,697     19,711      19,711    402,160     402,160   (187,752)    (187,752)
Blue Chip....................     91,343    1,825,635      2,799      52,645     31,209     621,430     62,933    1,256,850

FBL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. INVESTMENT TRANSACTIONS
    For the six months ended January 31, 1996, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by portfolio, were as follows:

PORTFOLIO                                         PURCHASES      SALES
-----------------------------------------------  -----------  -----------
Growth Common Stock............................  $29,412,927  $30,573,381
High Grade Bond................................      959,078      873,429
High Yield Bond................................    1,080,169    1,392,168
Managed........................................    2,840,462    7,994,426
Blue Chip......................................      678,888            0

    At January 31, 1996, net unrealized appreciation of investments by portfolio was composed of the following:

                                                                      NET UNREALIZED
                                              GROSS UNREALIZED         APPRECIATION
                                        ----------------------------  (DEPRECIATION)
PORTFOLIO                               APPRECIATION   DEPRECIATION   OF INVESTMENTS
--------------------------------------  -------------  -------------  ---------------
Growth Common Stock...................   $ 8,952,268    $ 1,335,182    $   7,617,086
High Grade Bond.......................       319,413         14,569          304,844
High Yield Bond.......................       187,851        239,986          (52,135)
Managed...............................     2,026,525        184,418        1,842,107
Blue Chip.............................     4,842,140         90,965        4,751,175

6. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends from net investment income for the following portfolios are declared daily and were payable on the last business day of the month as follows:

                                                              HIGH       HIGH
                                                              GRADE      YIELD       MONEY
PAYABLE DATE                                                  BOND       BOND       MARKET
----------------------------------------------------------  ---------  ---------  -----------
August 31, 1995...........................................  $   .0549  $   .0631   $   .0032
September 29, 1995........................................      .0530      .0611       .0030
October 31, 1995..........................................      .0561      .0639       .0032
November 30, 1995.........................................      .0557      .0636       .0031
December 29, 1995.........................................      .0525      .0613       .0032
January 31, 1996..........................................      .0551      .0660       .0033
                                                            ---------  ---------  -----------
Total Dividends Per Share.................................  $   .3273  $   .3790   $   .0190
                                                            ---------  ---------  -----------
                                                            ---------  ---------  -----------

FBL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (CONTINUED)
    In addition, dividends and distributions to shareholders from net investment income and net realized gain on investment transactions were paid during the six months ended January 31, 1996, for the following portfolios:

ORDINARY INCOME DIVIDENDS:                                            DIVIDEND    PERCENT QUALIFYING
                                  DECLARATION   RECORD     PAYABLE   AMOUNT PER    FOR DEDUCTION BY
PORTFOLIO                            DATE        DATE       DATE        SHARE        CORPORATIONS
--------------------------------  -----------  ---------  ---------  -----------  -------------------
Growth Common Stock.............    12/21/95    12/28/95   12/28/95   $  0.4585              73%
Managed.........................    10/29/95    10/31/95   11/07/95      0.0825              57
Managed.........................    12/21/95    12/28/95   12/28/95      0.1196              56
Blue Chip.......................    12/21/95    12/28/95   12/28/95      0.1950              82

CAPITAL GAINS DISTRIBUTIONS:                                                       DIVIDEND
                                              DECLARATION   RECORD     PAYABLE    AMOUNT PER
PORTFOLIO                                        DATE        DATE       DATE         SHARE
--------------------------------------------  -----------  ---------  ---------  -------------
Growth Common Stock.........................    12/21/95    12/28/95   12/28/95    $  0.2700
High Yield Bond.............................    12/21/95    12/28/95   12/28/95       0.0325
Managed.....................................    12/21/95    12/28/95   12/28/95       0.1029

    The capital gains distributions related to the Growth Common Stock, High Yield Bond and Managed Portfolios include net short-term realized gains of
$1,152,619 ($0.2140  per  share),  $21,546  ($0.0325  per  share)  and  $188,116
($0.1029 per share), respectively, that are taxable to shareholders as ordinary income dividends.

FBL SERIES FUND, INC.
FINANCIAL HIGHLIGHTS
PERIOD ENDED JANUARY 31, 1996 (UNAUDITED) AND YEARS ENDED JULY 31, 1995, 1994, 1993, 1992 AND 1991

                                                                                   GROWTH
                                                                                COMMON STOCK
                                                                                  PORTFOLIO
                                               -------------------------------------------------------------------------------
                                                    1996          1995         1994         1993         1992         1991
                                               --------------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period.........  $   13.04       $   13.07    $   15.13    $   12.48    $   11.64    $   11.02
  Income From Investment Operations
    Net investment income....................       0.15            0.43         0.60         0.51         0.48         0.58
    Net gains or losses on securities (both
     realized and unrealized)................       1.73            0.65        (0.49)        2.75         0.93         0.65
                                                 -------       -----------  -----------  -----------  -----------  -----------
  Total from investment operations...........       1.88            1.08         0.11         3.26         1.41         1.23
                                                 -------       -----------  -----------  -----------  -----------  -----------
  Less Distributions
    Dividends (from net investment income)...      (0.46)          (0.39)       (0.60)       (0.48)       (0.57)       (0.61)
    Distributions (from capital gains).......      (0.27)          (0.72)       (1.57)       (0.13)
    Distributions in excess of net realized
     gains...................................
                                                 -------       -----------  -----------  -----------  -----------  -----------
  Total distributions........................      (0.73)          (1.11)       (2.17)       (0.61)       (0.57)       (0.61)
                                                 -------       -----------  -----------  -----------  -----------  -----------
Net asset value, end of period...............  $   14.19       $   13.04    $   13.07    $   15.13    $   12.48    $   11.64
                                                 -------       -----------  -----------  -----------  -----------  -----------
                                                 -------       -----------  -----------  -----------  -----------  -----------
Total Return:
  Total investment return based on net asset
   value (1).................................       31.00%(2)        9.36%        0.34%       27.25%       12.51%       11.67%
Ratios/Supplemental Data:
  Net assets, end of period ($000's
   omitted)..................................      80,877          70,947       64,315       51,732       39,418       36,193
  Ratio of net expenses to average net
   assets....................................        1.60%(2)        1.62%        1.60%        1.61%        1.69%        1.59%
  Ratio of net income to average net
   assets....................................        2.14%(2)        3.43%        4.05%        3.80%        3.99%        5.19%
  Portfolio turnover rate....................          43%(2)          85%          93%          92%          87%          59%
Information assuming no voluntary reimburse-
 ment by FBL Investment of excess operating
 expenses (see NOTE 3):
  Per share net investment income............
  Ratio of expenses to average net assets....
  Amount reimbursed..........................

Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Contingent deferred sales charge is not reflected in the calculation of total investment return.

(2) Computed on an annualized basis.

    SEE ACCOMPANYING NOTES.

                         HIGH                                                      HIGH
                      GRADE BOND                                                YIELD BOND
                       PORTFOLIO                                                 PORTFOLIO
-------------------------------------------------------  ---------------------------------------------------------
   1996      1995     1994     1993     1992     1991       1996       1995      1994     1993     1992     1991
----------  -------  -------  -------  -------  -------  ----------  --------  --------  -------  -------  -------
$10.26      $10.13   $10.69   $10.68   $10.15   $ 9.95   $10.03      $ 10.00   $ 10.76   $10.47   $ 9.82   $ 9.62
  0.33        0.63     0.64     0.70     0.73     0.78     0.38         0.78      0.81     0.83     0.90     0.95
  0.10        0.16    (0.40)    0.13     0.62     0.20     0.02         0.13     (0.60)    0.46     0.65     0.19
----------  -------  -------  -------  -------  -------  ----------  --------  --------  -------  -------  -------
  0.43        0.79     0.24     0.83     1.35     0.98     0.40         0.91      0.21     1.29     1.55     1.14
----------  -------  -------  -------  -------  -------  ----------  --------  --------  -------  -------  -------

 (0.33)      (0.63)   (0.64)   (0.70)   (0.73)   (0.78)   (0.38)       (0.78)    (0.81)   (0.83)   (0.90)   (0.94)
                      (0.16)   (0.12)   (0.09)            (0.03)       (0.09)    (0.16)   (0.17)
             (0.03)                                                    (0.01)
----------  -------  -------  -------  -------  -------  ----------  --------  --------  -------  -------  -------
 (0.33)      (0.66)   (0.80)   (0.82)   (0.82)   (0.78)   (0.41)       (0.88)    (0.97)   (1.00)   (0.90)   (0.94)
----------  -------  -------  -------  -------  -------  ----------  --------  --------  -------  -------  -------
$10.36      $10.26   $10.13   $10.69   $10.68   $10.15   $10.02      $ 10.03   $ 10.00   $10.76   $10.47   $ 9.82
----------  -------  -------  -------  -------  -------  ----------  --------  --------  -------  -------  -------
----------  -------  -------  -------  -------  -------  ----------  --------  --------  -------  -------  -------

  8.61%(2)    8.23%    1.77%    8.10%   13.71%   10.29%    8.40%(2)     9.71%     1.88%   12.95%   16.44%   12.83%

 8,786       8,345    7,596    8,047    7,676    4,276    6,452        6,691     6,425    5,758    4,835    4,029
  1.85%(2)    1.99%    1.90%    1.79%    1.88%    1.62%    2.00%(2)     2.00%     2.00%    2.00%    1.98%    1.77%
  6.27%(2)    6.29%    6.12%    6.59%    6.94%    7.78%    7.57%(2)     7.83%     7.68%    7.84%    8.79%    9.98%
    11%(2)      18%      42%      54%      45%      40%      18%(2)       23%       26%      56%      56%      78%

                                                         $ 0.37      $  0.75   $  0.79   $ 0.82
                                                           2.23%        2.29%     2.17%    2.05%
                                                         $7,666      $18,810   $10,754   $3,147

FBL SERIES FUND, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   MANAGED
                                                                                  PORTFOLIO
                                               -------------------------------------------------------------------------------
                                                    1996          1995         1994         1993         1992         1991
                                               --------------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period.........  $   11.85       $   11.62    $   12.51    $   10.77    $    9.95    $    9.92
  Income From Investment Operations
    Net investment income....................       0.22            0.56         0.55         0.54         0.61         0.66
    Net gains or losses on securities (both
     realized and unrealized)................       1.22            0.47        (0.62)        1.87         0.82         0.03
                                                 -------       -----------  -----------  -----------  -----------  -----------
  Total from investment operations...........       1.44            1.03        (0.07)        2.41         1.43         0.69
                                                 -------       -----------  -----------  -----------  -----------  -----------
  Less Distributions
    Dividends (from net investment income)...      (0.20)          (0.56)       (0.50)       (0.52)       (0.61)       (0.66)
    Distributions (from capital gains).......      (0.10)          (0.14)       (0.32)       (0.15)
    Distributions in excess of net realized
     gains...................................                      (0.10)
                                                 -------       -----------  -----------  -----------  -----------  -----------
  Total distributions........................      (0.30)          (0.80)       (0.82)       (0.67)       (0.61)       (0.66)
                                                 -------       -----------  -----------  -----------  -----------  -----------
Net asset value, end of period...............  $   12.99       $   11.85    $   11.62    $   12.51    $   10.77    $    9.95
                                                 -------       -----------  -----------  -----------  -----------  -----------
                                                 -------       -----------  -----------  -----------  -----------  -----------
Total Return:
  Total investment return based on net asset
   value (1).................................      26.02%(2)        9.40%       -0.61%       23.02%       14.79%        7.05%
Ratios/Supplemental Data:
  Net assets, end of period ($000's
   omitted)..................................      24,435         21,105        19,100        8,257        3,887        3,935
  Ratio of net expenses to average net
   assets....................................        1.87%(2)        1.94%        1.96%        1.96%        2.07%        1.84%
  Ratio of net income to average net
   assets....................................        3.45%(2)        4.86%        4.42%        4.54%        5.93%        6.51%
  Portfolio turnover rate....................          17%(2)          69%          29%          52%          77%          31%
Information assuming no voluntary reimburse-
 ment by FBL Investment of excess operating
 expenses (see NOTE 3):
  Per share net investment income............                                            $     0.53
  Ratio of expenses to average net assets....                                                  2.02%
  Amount reimbursed..........................                                            $    3,497

                     MONEY MARKET                                           BLUE CHIP
                      PORTFOLIO                                             PORTFOLIO
------------------------------------------------------  --------------------------------------------------
   1996      1995     1994    1993     1992     1991       1996      1995    1994    1993    1992    1991
----------  -------  ------  -------  -------  -------  ----------  ------  ------  ------  ------  ------
$ 1.00      $ 1.00   $1.00   $ 1.00   $ 1.00   $ 1.00   $22.85      $18.75  $17.69  $16.78  $15.38  $15.61
  0.02        0.04    0.02     0.01     0.03     0.05     0.10       0.19    0.14    0.13    0.17    0.30

                                                          3.08       4.05    1.06    0.90    1.47    0.77
----------  -------  ------  -------  -------  -------  ----------  ------  ------  ------  ------  ------
  0.02        0.04    0.02     0.01     0.03     0.05     3.18       4.24    1.20    1.03    1.64    1.07
----------  -------  ------  -------  -------  -------  ----------  ------  ------  ------  ------  ------
 (0.02)      (0.04)  (0.02)   (0.01)   (0.03)   (0.05)  (0.19)      (0.14)  (0.14)  (0.12)  (0.24)  (0.31)
                                                                                                    (0.99)
----------  -------  ------  -------  -------  -------  ----------  ------  ------  ------  ------  ------
 (0.02)      (0.04)  (0.02)   (0.01)   (0.03)   (0.05)  (0.19)      (0.14)  (0.14)  (0.12)  (0.24)  (1.30)
----------  -------  ------  -------  -------  -------  ----------  ------  ------  ------  ------  ------
$ 1.00      $ 1.00   $1.00   $ 1.00   $ 1.00   $ 1.00   $25.84      $22.85  $18.75  $17.69  $16.78  $15.38
----------  -------  ------  -------  -------  -------  ----------  ------  ------  ------  ------  ------
----------  -------  ------  -------  -------  -------  ----------  ------  ------  ------  ------  ------

  3.90%(2)    3.60%   1.47%    1.33%    2.82%    5.52%   29.92%(2)  22.77%   6.75%   6.21%  10.77%   8.36%

 2,381       2,439   2,627    2,555    2,861    3,672   12,033      9,657   6,745   5,415   4,405   3,883
  2.00%(2)    2.00%   1.93%    1.94%    2.00%    1.70%    1.68%(2)   1.78%   1.83%   1.90%   1.92%   1.63%
  3.82%(2)    3.51%   1.45%    1.33%    2.83%    5.42%    0.85%(2)   0.92%   0.75%   0.73%   1.09%   2.06%
     0%(2)       0%      0%       0%       0%       0%       0%(2)      1%      1%      0%      0%      5%
$ 0.02      $ 0.03
  2.37%       2.20%
$4,649      $4,948